FINANCIAL INSTRUMENTS - Derivative Instruments (Details) R$ in Millions, $ in Millions, $ in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 $ / shares	Dec. 31, 2021 BRL (R$) R$ / $ $ / $	Dec. 31, 2021 USD ($) R$ / $ $ / $	Dec. 31, 2021 CLP ($) R$ / $ $ / $	Sep. 30, 2021 $ / $	Dec. 31, 2020 USD ($)	Nov. 06, 2019 BRL (R$) R$ / $	Nov. 06, 2019 USD ($) R$ / $
Disclosure of detailed information about financial instruments [line items]
Shares exposed to share price volatility	88.00%	726.00%
Hedging instrument, liabilities			$ 14.5			$ 9.0
Total derivatives not designated as hedges, assets			0.0			0.4
Shares exposed to share price volatility (in CAD per share) | $ / shares	$ 7.26
Hedging instrument, liabilities			14.5			9.0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities			14.5			9.0
Hedging instrument, liabilities			$ 14.5			$ 9.0
Cash flow hedge | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $		5.25	5.25	5.25
Derivative Notional Amount, Nonmonetary | R$		R$ 192.0
Hedging instrument, liabilities			$ (1.6)
Hedging instrument, liabilities			$ (1.6)
Derivative average price risk, call | R$ / $		5.25	5.25	5.25
Cash flow hedge | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | $ / $		750	750	750
Derivative Notional Amount, Nonmonetary				$ 62.4
Hedging instrument, liabilities			$ (3.9)
Hedging instrument, liabilities			$ (3.9)
Derivative average price risk, call | $ / $		750	750	750
Cash flow hedge | Forward Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $		5.4925	5.4925	5.4925			5.4925	5.4925
Derivative Notional Amount, Nonmonetary | R$		R$ 192.0
Hedging instrument, liabilities			$ (2.1)
Hedging instrument, liabilities			$ (2.1)
Cash flow hedge | Forward Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $		798.69	798.69	798.69
Derivative Notional Amount, Nonmonetary				$ 62.4
Hedging instrument, liabilities			$ (6.9)
Hedging instrument, liabilities			$ (6.9)
Cash flow hedge | Forward contracts | Currency risk
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $					798.69
Derivative Notional Amount, Nonmonetary							R$ 288.0	$ 54.3
Cash flow hedge | Maximum | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		32.00%	32.00%	32.00%
Cash flow hedge | Maximum | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		36.00%	36.00%	36.00%
Cash flow hedge | Maximum | Forward Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage							32.00%	32.00%
Cash flow hedge | Maximum | Forward Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage							36.00%	36.00%
Sale of put options | Zero-cost collar contracts | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | R$ / $		5.71	5.71	5.71
Sale of put options | Zero-cost collar contracts | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | $ / $		850.75	850.75	850.75